UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutuional Investment Manager Filing this Report:

Name:     Davis-Dinsmore Management Company
Address:  65 Madison Avenue
          Suite 550
          Morristown, NJ  07960

13F File Number:   28-5466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to sumit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gary Levine
Title: Treasurer
Phone: 973-631-1177
Signature,	Place, and Date of Signing:

Gary Levine	Morristown, New Jersey	April 17, 2000

Report Type:	(Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	93

Form 13F Information Table Entry Total:	$216,771

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Apache Corp. $2.015 dep. shs.  PFD CV           037411600     3677    81600 SH       DEFINED                 81600
CVS $4.23 Auto. Common Exch. T PFD CV           126645209     2071    30400 SH       DEFINED                 30400
Cox Communications, Inc. 7% FE PFD CV           224044305     2597    40000 SH       DEFINED                 40000
Dollar General STRYPES Trust 8 PFD CV           256678103     2437    65000 SH       DEFINED                 65000
Enron Corp. 7% 2002 exch. note PFD CV           293561882     2949   140000 SH       DEFINED                140000
Estee Lauder 6.25% TRACES-2    PFD CV           518438205     2289    24600 SH       DEFINED                 24600
Georgia-Pacific Corp. 7.5% 200 PFD CV           373298801     2516    60000 SH       DEFINED                 60000
Kerr-McGee Corp. DECS 5.5% 200 PFD CV           492386305     4095    90000 SH       DEFINED                 90000
MediaOne, Inc. PIES-a 7% 2002  PFD CV           58440J500     2616    50000 SH       DEFINED                 50000
Southwest Securities Group, In PFD CV           845224203     1041    21460 SH       DEFINED                 21460
Texas Utilities Co. 9.25% FELI PFD CV           882848203     1490    40000 SH       DEFINED                 40000
The Coastal Corp. 6.625% FELIN PFD CV           190441865     3237   118500 SH       DEFINED                118500
The Seagram Co. Ltd. 7.5% 2002 PFD CV           811850205     2200    40000 SH       DEFINED                 40000
WBK Trust 10% STRYPES          PFD CV           929229102     1966    65000 SH       DEFINED                 65000
AES Trust III $3.375 trust cv. PFD CV           00808N202     3829    60000 SH       DEFINED                 60000
American General Delaware, LLC PFD CV           02637G200     1800    26000 SH       DEFINED                 26000
CNB Capital Trust 6% SPuRS     PFD CV           12613G207     3250   100000 SH       DEFINED                100000
Hanover Compressor Capital Tru PFD CV           41076M203     2610    30000 SH       DEFINED                 30000
National Australia Bank Ltd. 7 PFD CV           632525309     1895    80000 SH       DEFINED                 80000
RSL Communications 7.5% pfd.   PFD CV           74972Q200     1830    30000 SH       DEFINED                 30000
SovereignCapitalTrustII unit:7 PFD CV           845905306     2437    50000 SH       DEFINED                 50000
UnitedGlobalCom dep shs rep 7% PFD CV           913247805     3864    58000 SH       DEFINED                 58000
Advanced Energy Industries, In CONV             007973AA8     2525  2100000 PRN      DEFINED               2100000
Alkermes, Inc. cv. sub. notes  CONV             01642TAA6      414   500000 PRN      DEFINED                500000
America Online cv. sub. deb. 3 CONV             02364JAC8     3025  5500000 PRN      DEFINED               5500000
American International Group c CONV             02687QAH1     3130  2000000 PRN      DEFINED               2000000
American Tower Corp. cv. sub.  CONV             029912AE2     1680  1500000 PRN      DEFINED               1500000
BankAtlantic Bancorp cv. sub.  CONV             065908AC9      422   662000 PRN      DEFINED                662000
Bear Stearns Cos., Inc. medium CONV             07383PCN4     3172  4000000 PRN      DEFINED               4000000
Bell Atlantic Financial Servic CONV             07785GAC4     2847  2000000 PRN      DEFINED               2000000
Bell Atlantic Financial Servic CONV             07785GAB6     4070  4000000 PRN      DEFINED               4000000
Bell Atlantic Financial Servic CONV             U0778KAB8     5695  4000000 PRN      DEFINED               4000000
Burr-Brown Corp. cv. sub. note CONV             122574AD8      552   500000 PRN      DEFINED                500000
CV Therapeutics cv. sub. notes CONV             126667AA2      446   500000 PRN      DEFINED                500000
Citrix Systems, Inc. cv. sub.  CONV             177376AA8      948  1000000 PRN      DEFINED               1000000
Clear Channel Communications,  CONV             184502AE2     3750  4000000 PRN      DEFINED               4000000
Cor Therapuetics cv. sub. note CONV             217753AC6     1106  1000000 PRN      DEFINED               1000000
Costco Companies, Inc. cv. sub CONV             22160QAA0     2436  2000000 PRN      DEFINED               2000000
Costco Companies, Inc. cv. sub CONV             22160QAC6     2436  2000000 PRN      DEFINED               2000000
Credit Suisse First Boston Cor CONV             2254C0AQ0     2650  2000000 PRN      DEFINED               2000000
Credit Suisse First Boston Cor CONV             2254C0AR8     1584  1600000 PRN      DEFINED               1600000
Credit Suisse First Boston Cor CONV             2254C0AM1     3165  3000000 PRN      DEFINED               3000000
Credit Suisse First Boston Cor CONV             2254COAU1     1793  1700000 PRN      DEFINED               1700000
Credit Suisse First Boston Cor CONV             2254C0AF4     2910  2000000 PRN      DEFINED               2000000
Deutsche Bank Financial, Inc.  CONV             25153EBG5     4285  4000000 PRN      DEFINED               4000000
Devon Energy Corp. cv. sub. de CONV             25179MAB9     2005  2000000 PRN      DEFINED               2000000
Diamond Offshore Drilling Inc. CONV             25271CAA0     3299  2900000 PRN      DEFINED               2900000
EToys, Inc. cv. sr. sub. deb.  CONV             297862AA2      600  1500000 PRN      DEFINED               1500000
EchoStar Communication Corp. c CONV             278762AB5     3667  2000000 PRN      DEFINED               2000000
Elan Finance Corp. Ltd. liquid CONV             284129AA1     3251  4500000 PRN      DEFINED               4500000
Exchangeable Cert. Corp. exch. CONV             30149TAB1     2482  2000000 PRN      DEFINED               2000000
Exchangeable Certificates Corp CONV             30149TAD7     3994  4300000 PRN      DEFINED               4300000
Exchangeable Certificates Corp CONV             30149TAA3     1077  1000000 PRN      DEFINED               1000000
Exchangeable Certificates Corp CONV             30149TAF2     1852  2000000 PRN      DEFINED               2000000
Exodus Comunications, Inc. cv. CONV             302088AG4     3129  1500000 PRN      DEFINED               1500000
Hewlett-Packard Co., Inc. liqu CONV             428236AA1     2267  3000000 PRN      DEFINED               3000000
Human Genome Sciences, Inc. cv CONV             444903AE8      669   750000 PRN      DEFINED                750000
Imax Corp. cv. sub. notes 144A CONV             45245EAC3     2244  2000000 PRN      DEFINED               2000000
Interim Services Inc. cv. sub. CONV             45868PAA8     2407  3000000 PRN      DEFINED               3000000
Internet Capital Group, Inc. c CONV             46059CAA4      895  1000000 PRN      DEFINED               1000000
Interpublic Group Cos., Inc.   CONV             460690AG5     3019  3000000 PRN      DEFINED               3000000
Juniper Networks, Inc. cv. sub CONV             48203RAA2     2001  2000000 PRN      DEFINED               2000000
Kerr-McGee Corp. cv. sub. deb. CONV             492386AP2     1708  1500000 PRN      DEFINED               1500000
Level 3 Communications, Inc. c CONV             52729NAS9     2002  2000000 PRN      DEFINED               2000000
Liberty Media Group cv. sub. n CONV             530715AK7     3495  3000000 PRN      DEFINED               3000000
Merrill Lynch (TWX) medium ter CONV             590188JV1     5235  4000000 PRN      DEFINED               4000000
Merrill Lynch note linked to t CONV             590188A24     3371  3000000 PRN      DEFINED               3000000
NTL, Inc. cv. sub. notes 144A  CONV             629407AN7     2050  2000000 PRN      DEFINED               2000000
National Data Corp. cv. sub. n CONV             635621AA3     2949  3500000 PRN      DEFINED               3500000
Nextel Communications, Inc. cv CONV             65332VAW3     4182  3500000 PRN      DEFINED               3500000
Office Depot, Inc. liquid yiel CONV             676220AA4     1681  2500000 PRN      DEFINED               2500000
Penn Treaty American Corp. cv. CONV             707874AA1     1310  1750000 PRN      DEFINED               1750000
Penn Treaty American Corp. cv. CONV             707874AC7      936  1250000 PRN      DEFINED               1250000
Pinnacle Holdings, inc. cv. su CONV             72346NAC5     1348  1500000 PRN      DEFINED               1500000
Rational Software cv. sub. not CONV             75409PAA1     1237  1000000 PRN      DEFINED               1000000
Redback Networks, Inc. cv. sub CONV             757209AA9     1451  1500000 PRN      DEFINED               1500000
Roche Holdings, Inc. liquid yi CONV             771196AC6     1423  2500000 PRN      DEFINED               2500000
Roche Holdings, Inc. liquid yi CONV             771196AG7     1028  1250000 PRN      DEFINED               1250000
STMicroelectronics, N.V. liqui CONV             861012AB8     4021  2400000 PRN      DEFINED               2400000
Sanmina Corp. cv. sub. notes R CONV             800907AB3     3271  2000000 PRN      DEFINED               2000000
Sci Systems, Inc. cv. sub. not CONV             783890AF3     1162  1000000 PRN      DEFINED               1000000
Sepracor, Inc. cv. notes 144A  CONV             817315AF1     2620  2000000 PRN      DEFINED               2000000
Sepracor, Inc. cv. notes Reg.  CONV             817315AH7      655   500000 PRN      DEFINED                500000
Siebel Systems, Inc. cv. sub.  CONV             826170AA0     2645  1000000 PRN      DEFINED               1000000
Simula, Inc. sr. cv. sub. note CONV             829206AB7     1015  1750000 PRN      DEFINED               1750000
Spacehab, Inc. cv. sub. notes  CONV             846243AA1     1040  1405000 PRN      DEFINED               1405000
Swiss Life Financial Ltd. cv.  CONV             870883AB1     1967  2000000 PRN      DEFINED               2000000
Tekelec cv. sub. discount note CONV             879101AA1     3001  1400000 PRN      DEFINED               1400000
Telefonos De Mexico, S.A. cv.  CONV             879403AD5     3045  2000000 PRN      DEFINED               2000000
The Goldman Sachs Group, Inc.  CONV             38141GAM6     2060  2000000 PRN      DEFINED               2000000
The Goldman Sachs Group, Inc.  CONV             38141GAF1     2007  2000000 PRN      DEFINED               2000000
TriQuint Semiconductor, Inc. c CONV             89674KAA1      375   500000 PRN      DEFINED                500000
Young & Rubicam cv. sub. notes CONV             987425AA3     1875  2000000 PRN      DEFINED               2000000